PROSPECTUS SUPPLEMENT

March 1, 2013

for

Guardian Investor IIsm Variable Annuity

The Guardian Investor Variable Annuity B Series®

The Guardian Investor Variable Annuity L Series®

The Guardian Investor Asset Builder® Variable Annuity

The Guardian Investor Income Access® Variable Annuity

The Guardian Investor Retirement Asset Manager® Variable Annuity

The Guardian Investor® Individual Variable Annuity

The Value Guard II Individual and Group Variable Annuity

The Guardian C + Csm Variable Annuity

The Guardian CXCsm Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated March 1, 2013 to the prospectuses listed below.

The following supplemental information should be read in conjunction with:

1.	the Prospectus dated June 1, 2012 for the Guardian Investor IIsm Variable Annuity issued through The Guardian Separate Account R.

2.	the Prospectus dated April 30, 2012 for The Guardian Investor Variable Annuity B Series issued through The Guardian Separate Account R;

3.	the Prospectus dated April 30, 2012 for The Guardian Investor Variable Annuity L Series issued through The Guardian Separate Account R;

4.	the Prospectus dated April 30, 2012 for The Guardian Investor Asset Builder® Variable Annuity issued through The Guardian Separate Account R;

5.	the Prospectus dated April 30, 2012 for The Guardian Investor Income Access® Variable Annuity issued through The Guardian Separate Account Q;

6.	the Prospectus dated April 30, 2012 for The Guardian Investor Retirement Asset Manager® Variable Annuity issued through The Guardian Separate Account E;

7.	the Prospectus dated April 30, 2012 for The Guardian Investor® Individual Variable Annuity issued through The Guardian Separate Account D;

8.	the Prospectus dated May 1, 2010 for The ValueGuard II Individual and Group Deferred Variable Annuity issued through The Guardian Separate Account A;

9.	the Prospectus dated May 1, 2007 for The Guardian C+C Variable Annuity issued through The Guardian Separate Account F; and

10.	the Prospectus dated May 1, 2007 for The Guardian CXC Variable Annuity issued through The Guardian Separate Account F.

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The following information regarding the RS Emerging Markets VIP Series replaces the information contained in the most recent prospectus for your contract.

Variable Investment Options	Investment Advisor and Principal Business Address	Subadvisor Address
RS Emerging Markets VIP Series	RS Investment Management Co. LLC 388 Market Street, Suite 1700 San Francisco, California 94111

Please refer to your prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE RETAINED WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

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